CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the period	$ 38,072	$ 16,643	$ 68,414	$ 25,050
Other Comprehensive Income
Amortization of deferred realized losses on cash flow hedges	1,001	1,002	1,992	1,992
Reclassification of unrealized losses to earnings	8,239	23,189	21,488	48,207
Total Other Comprehensive Income	9,240	24,191	23,480	50,199
Comprehensive Income	$ 47,312	$ 40,834	$ 91,894	$ 75,249